Stock-Based Compensation - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended
	Jul. 16, 2014	Dec. 31, 2013	Mar. 27, 2014	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Mar. 18, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements, Share-based Payment Awards, Options, Conversion Award Ratio	1.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		4 years 4 months 6 days
Share Price		$ 63.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 13.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		2 years 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		7.8
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Not yet Recognized, Share-based Awards Other than Options		9.7		20.6
Compensation Cost Not yet Recognized, Period for Recognition		2 years 3 months		2 years 11 months
Conversion of Award Ratio			2.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		16.4			11.4	10.1
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period				3 years			3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period				4 years			4 years
Performance Restricted Stock Units (PRSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement Period Stock-Based Awards				1 year
Performance Restricted Stock Units (PRSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout on Stock-Based Compensation Award (percent)				0.00%
Performance Restricted Stock Units (PRSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout on Stock-Based Compensation Award (percent)				120.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Cost Not yet Recognized, Period for Recognition				2 years 7 months
Compensation Not yet Recognized, Stock Options				0.9
Omnibus Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Available for Grant								8,000,000
Converted from CBS stock options	409,207
Omnibus Stock Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested Outfront RSUs converted from CBS RSUs			561,021
CBS Corp. Equity and Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested CBS RSUs converted to Outdoor RSUs			256,172
CBS Corp. Equity and Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Cost Not yet Recognized, Period for Recognition		3 years
Compensation Not yet Recognized, Stock Options		$ 1.7
Award Vesting Period		4 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Converted Awards, Number	(219,741)
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		8 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 14.04			$ 8.83	$ 7.59